Income taxes (Details 2) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income taxes recognized directly in equity (including other comprehensive income)
Derivative financial instruments	€ (1,066)	[1]	€ 6,257	[1]	€ 8,262	[1]
Tax (benefit) deficit from share-based payments	(2,116)		11		(106)
Total income tax recognized in shareholders' equity	€ (3,182)		€ 6,268		€ 8,156

[1]	Recognized directly in Other Comprehensive Income.